SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Note Purchase Agreement [Member]	Mar. 11, 2024 USD ($)
Subsequent Event [Line Items]
Long term debt	$ 750,000
Long term debt, year	1 year
Long term debt, interest rate	8.00%